RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
May 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Amount due to a shareholder consisted of the following:

	As of May 31,
	2026	2025
Mr. Chung Yan Ngan*	1,210,544	903

Amount due to a shareholder represents the advances made to the Company for working capital purposes. The amounts due are unsecured, interest free with no specific repayment terms.

In addition to the transactions and balances detailed elsewhere in these financial statements, the Company had the following transactions with related parties:

	For the years ended May 31,
	2026	2025	2024
Revenue from Shing Long Construction Limited**	-	828,277	711,465
Cost of contract revenues paid to Shing Long Construction Limited**	-	101,837	41,300
General and administrative expenses paid to Shing Long Construction Limited**	-	-	23,198
Bonus paid to Mr. Chung Yan Ngan*	-	51,374	38,359

*	Mr. Chung Yan Ngan is the ultimate beneficial owner, chief executive officer and director of the Company.

**	Shing Long Construction Limited, is controlled by Mr. Chung Yan Ngan, the ultimate beneficial owner, chief executive officer and director of the Company. On July 25, 2025, Shing Long Construction Limited ceased to be a related party of the Company since it was no longer controlled by Mr. Chung Yan Ngan.